Events after the balance sheet date	6 Months Ended
Jun. 30, 2018
Events After Reporting Period [Abstract]
Events after the balance sheet date

15	Events after the balance sheet date
A second interim dividend in respect of the financial year ending 31 December 2018 was declared by the Directors on 6 August 2018, as described in Note 3.